Stock Award Plans - Nonvested Stock Options (Details) - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Options Outstanding
Outstanding at beginning of period (in shares)	0	0	69,287
Vested (in shares)	0	0	(62,227)
Forfeited (in shares)	0	0	(7,060)
Outstanding at end of period (in shares)	0	0	0
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 0.00	$ 0.00	$ 3.85
Vested (in dollars per share)	0.00	0.00	3.91
Forfeited (in dollars per share)	0.00	0.00	3.89
Outstanding at end of period (in dollars per share)	$ 0.00	$ 0.00	$ 0.00